Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives
Derivatives

13 Derivatives

Derivative is a term covering a wide range of financial instruments that derive their fair value from an underlying rate or price, for example interest rates or exchange rates (the underlying). NatWest Group uses derivatives as a part of its trading activities, to manage its own risks such as interest rate, foreign exchange, or credit risk and in certain customer transactions. This note shows contracted volumes of derivatives, how they are used for hedging purposes and the effects of the application of hedge accounting.

For accounting policy information refer to Accounting policies 3.8 and 3.11.

	Notional			Asset			Liability
	Traded on			Traded on			Traded on
	recognised	Traded over		recognised	Traded over		recognised	Traded over
	exchanges	the counter	Total	exchanges	the counter	Total	exchanges	the counter	Total
2025	£bn	£bn	£bn	£m	£m	£m	£m	£m	£m
Interest rate	794	10,294	11,088	4	32,738	32,742	—	26,758	26,758
- Swaps	—	7,938	7,938	—	25,700	25,700	—	19,685	19,685
- Options	324	1,105	1,429	4	7,038	7,042	—	7,073	7,073
- Forwards and futures	470	1,251	1,721	—	—	—	—	—	—
Exchange rate	1	3,413	3,414	—	27,981	27,981	12	27,030	27,042
- Swaps	—	456	456	—	4,978	4,978	—	4,417	4,417
- Options	1	727	728	—	4,422	4,422	12	4,474	4,486
- Spot, forwards and futures	—	2,230	2,230	—	18,581	18,581	—	18,139	18,139
Credit	—	15	15	—	66	66	—	174	174
Equity and commodity	—	2	2	—	—	—	—	—	—
Total	795	13,724	14,519	4	60,785	60,789	12	53,962	53,974

2024
Interest rate	1,066	9,267	10,333	20	37,479	37,499	2	31,530	31,532
- Swaps	—	7,015	7,015	—	28,960	28,960	—	23,138	23,138
- Options	736	1,490	2,226	20	8,519	8,539	2	8,392	8,394
- Forwards and futures	330	762	1,092	—	—	—	—	—	—
Exchange rate	1	3,278	3,279	6	40,791	40,797	15	40,291	40,306
- Swaps	—	454	454	—	8,450	8,450	—	8,195	8,195
- Options	1	851	852	6	5,385	5,391	15	5,561	5,576
- Spot, forwards and futures	—	1,973	1,973	—	26,956	26,956	—	26,535	26,535
Credit	—	14	14	—	110	110	—	244	244
Equity and commodity	—	2	2	—	—	—	—	—	—
Total	1,067	12,561	13,628	26	78,380	78,406	17	72,065	72,082

Included in the table above is the notional amount of £8,768 billion (2024 - £7,321 billion) of interest rate derivatives that are traded over the counter and settled through central clearing counterparties. NatWest Group has no other type of derivatives that are settled through central counterparties.

Hedge accounting using derivatives

NatWest Group applies hedge accounting to reduce the accounting mismatch caused in the income statement by using derivatives to hedge the following risks: interest rate, foreign exchange and the foreign exchange risk associated with net investment in foreign operations.

13 Derivatives continued

NatWest Group’s interest rate hedging relates to the management of NatWest Group’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates on its financial instruments. NatWest Group manages this risk within approved limits. Residual risk positions are hedged with derivatives, principally interest rate swaps.

Cash flow hedges of interest rate risk relate to exposures to the variability in future interest payments and receipts due to the movement of interest rates on forecast transactions and on financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps, which convert variable cash flows into fixed. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant interest rates, most notably SOFR, EURIBOR, the European Central Bank deposit rate, SONIA and the Bank of England Official Bank Rate. The variability in cash flows due to movements in the relevant interest rate is hedged; this risk component is identified using the risk management systems of NatWest Group and encompasses the majority of cash flow variability risk.

Suitable larger fixed rate financial instruments are subject to fair value hedging in line with documented risk management strategies.

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in financial assets and financial liabilities to floating. The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the interest rate risk component of the hedged item. The significant interest rates identified as risk components are SOFR, EURIBOR, ESTR and SONIA. These risk components are identified using the risk management systems of NatWest Group and encompass the majority of the hedged item’s fair value risk.

NatWest Group hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts.

NatWest Group reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in NatWest Group where payments are denominated in currencies other than the functional currency. Residual risk positions are hedged with foreign exchange derivatives, fixing the exchange rate the payments will be settled in. The derivatives are documented as cash flow hedges.

For all cash flow hedging, fair value hedge relationships and net investment hedging, NatWest Group determines that there is an economic relationship between the hedged item and hedging instrument via assessing the initial and ongoing effectiveness by comparing movements in the fair value of the expected highly probable forecast interest cash flows/fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging instrument. The method used for comparing movements is either regression testing, or the dollar offset method. The method for testing effectiveness and the period over which the test is performed depends on the applicable risk management strategy and is applied consistently to each risk management strategy. Hedge effectiveness is assessed on a cumulative basis and the determination of effectiveness is in line with the requirements of IAS 39.

NatWest Group uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting. Hedge ineffectiveness is measured in line with the requirements of IAS 39 and recognised in the income statement as it arises.

13 Derivatives continued

Derivatives in hedge accounting relationships

Included in the table below are derivatives held for hedging purposes as follows.

	2025				2024
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts (2)	92.7	829	1,256	522	83.1	1,096	1,965	958

Cash flow hedging
Interest rate contracts	156.1	868	1,619	717	167.9	1,424	3,300	581
Exchange rate contracts	25.3	532	355	(3)	14.4	116	457	1

Net investment hedging
Exchange rate contracts (3)	0.4	3	1	(10)	0.3	2	1	9
	274.5	2,232	3,231	1,226	265.7	2,638	5,723	1,549
IFRS netting and clearing house settlements		(1,697)	(2,875)			(2,520)	(5,259)
		535	356			118	464

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.
(3)	In addition to the derivative hedging instruments above, NatWest Group held notionals of £2,760 million (2024- £3,144 million) of non - derivative hedging instruments with a carrying value of £2,776 million (2024 - £3,163 million), that were used in net investment hedges. The non - derivative instruments are other financial liabilities - debt securities in issue.

Hedge ineffectiveness

Hedge ineffectiveness recognised in other operating income comprises.

	2025	2024	2023
	£m	£m	£m
Fair value hedging
Loss on hedged items attributable to the hedged risk	(533)	(954)	(364)
Gain on the hedging instruments	522	958	406
Fair value hedging ineffectiveness	(11)	4	42
Cash flow hedging
Interest rate risk	(5)	(2)	10
Cash flow hedging ineffectiveness	(5)	(2)	10
Total	(16)	2	52

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

●	The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge);
●	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
●	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).

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Maturity of notional hedging contracts

The following table shows the period in which the notional of hedging contract ends.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Interest rate risk (1)
Hedging assets	0.6	4.4	21.3	8.5	8.6	2.9	46.3
Hedging liabilities	1.4	4.4	14.9	20.5	4.7	0.5	46.4
2024
Fair value hedging
Interest rate risk (1)
Hedging assets	4.0	5.5	12.6	9.7	6.6	3.7	42.1
Hedging liabilities	0.8	4.3	14.2	15.5	5.7	0.5	41.0

2025
Cash flow hedging
Interest rate risk
Hedging assets	4.8	8.2	20.1	31.8	4.7	—	69.6
Hedging liabilities	10.7	18.0	52.0	4.6	0.8	0.4	86.5
Exchange rate risk
Hedging assets	6.3	3.6	—	—	—	—	9.9
Hedging liabilities	—	2.7	4.5	8.2	—	—	15.4
2024
Cash flow hedging
Interest rate risk
Hedging assets	10.6	10.8	22.0	30.3	12.0	—	85.7
Hedging liabilities	2.5	17.1	50.7	10.1	1.4	0.4	82.2
Exchange rate risk
Hedging assets	0.5	0.8	0.5	—	—	—	1.8
Hedging liabilities	3.1	2.5	3.7	3.3	—	—	12.6

(1)	The hedged risk includes inflation risk.

Average fixed interest rates

The following table shows average fixed rate for cash flow hedges, interest rate risk.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2025	%	%	%	%	%	%	%
Average fixed interest rate
Hedging assets	1.26	2.57	3.22	3.21	3.60	3.12	3.03
Hedging liabilities	4.37	3.78	3.63	3.67	3.71	4.18	3.75
2024
Average fixed interest rate
Hedging assets	3.85	0.98	2.52	3.32	2.84	3.12	2.82
Hedging liabilities	4.34	4.76	3.97	3.09	3.64	4.18	4.03

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Average foreign exchange rates

For cash flow hedging of exchange rate risk, the average foreign exchange rates applicable across the relationships were as below for the main currencies hedged.

	2025	2024
INR/GBP	119.17	109.07
USD/GBP	1.32	1.30
JPY/GBP	195.35	176.04
EUR/GBP	1.14	—
JPY/USD	137.82	130.79
NOK/USD	9.21	9.21
AUD/USD	1.54	1.49
CHF/USD	0.88	0.91
EUR/USD	0.89	0.91

Analysis of hedged items and related hedging instruments

The table below analyses assets and liabilities subject to hedging derivatives.

			Changes in fair
	Carrying value	Impact on	value used as
	of hedged	hedged items	a basis to
	assets and	included in	determine
	liabilities	carrying value	ineffectiveness (1)
2025	£m	£m	£m
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,466	(368)	87
Other financial assets - securities	41,688	7	—
Total (3)	47,154	(361)	87

Bank and customer deposits	1,582	2	1
Other financial liabilities - debt securities in issue (5)	41,221	(277)	(501)
Subordinated liabilities	5,748	(105)	(120)
Total	48,551	(380)	(620)

2024
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,318	(478)	(182)
Other financial assets - securities	36,724	(29)	(347)
Total (3)	42,042	(507)	(529)

Bank and customer deposits	382	—	(3)
Other financial liabilities - debt securities in issue (5)	37,548	(784)	(315)
Subordinated liabilities	5,772	(244)	(107)
Total	43,702	(1,028)	(425)

For the notes to this table refer to the following page.

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		Changes in fair value
	Carrying value of	used as a basis to
	hedged assets and liabilities	determine ineffectiveness (1)
2025	£m	£m
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	68,660	(1,455)
Other financial assets - securities	982	(23)
Total	69,642	(1,478)

Bank and customer deposits	86,285	756
Other financial liabilities - debt securities in issue	156	—
Total	86,441	756

Cash flow hedging - exchange rate
Loans to banks and customers - amortised cost (4)	7,269	—
Other financial assets - securities	2,586	—
Total	9,855	—

Other financial liabilities - debt securities in issue	8,751	(2)
Other	210	5
Total	8,961	3

2024
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,065	(190)
Other financial assets - securities	1,625	(2)
Total	85,690	(192)

Bank and customer deposits	82,081	(391)
Other financial liabilities - debt securities in issue	149	—
Total	82,230	(391)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (4)	223	—
Other financial assets - securities	1,598	—
Total	1,821	—

Other financial liabilities - debt securities in issue	8,279	(1)
Other	195	—
Total	8,474	(1)

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.
(3)	Carrying values include £35 million (2024 - £46 million) adjustment for discontinued fair value hedges.
(4)	Includes cash and balances at central banks.
(5)	The carrying value include £4,759 million (2024 - £4,631 million) of debt securities held at amortised cost.

13 Derivatives continued

Analysis of cash flow and foreign exchange hedge reserve

The following table shows an analysis of the pre-tax cash flow hedge reserve and foreign exchange hedge reserve.

	2025		2024
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(598)	—	(1,564)	—
Foreign exchange risk	1	(50)	(6)	15
De-designated
Interest rate risk	(438)	—	(437)	—
Foreign exchange risk	—	(699)	2	(663)
Total	(1,035)	(749)	(2,005)	(648)

	2025		2024
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	50	—	(931)	—
Foreign exchange risk	19	(92)	59	122
Total	69	(92)	(872)	122

Amount transferred from equity to earnings
Interest rate risk to net interest income	912	—	1,562	—
Foreign exchange risk to net interest income	(21)	—	(73)	—
Foreign exchange risk to non interest income	—	(9)	—	19
Foreign exchange risk to operating expenses	8	—	5	—
Total	899	(9)	1,494	19